Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 138,986		¥ 130,437
Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	2,692		3,252
General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	25,293		1,923
Financial Institutions | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,448		5,318
Other Industries | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	4,723		4,390
Pooled Funds | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,030	[1]	19,054	[1]
Pooled Funds | Equity Securities Of Foreign Companies | Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	22,203	[1]	22,639	[1]
Debt Securities | Pooled Funds | Japanese Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	50,604	[2]	61,575	[2]
Debt Securities | Pooled Funds | Foreign Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	13,638	[3]	11,766	[3]
Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	355	[4]	520	[4]
Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	11,337		10,792
Level 1 | Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,166		1,084
Level 1 | Financial Institutions | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,448		5,318
Level 1 | Other Industries | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	4,723		4,390
Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	127,480		119,329
Level 2 | Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,526		2,168
Level 2 | General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	25,293		1,923
Level 2 | Pooled Funds | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,030	[1]	19,054	[1]
Level 2 | Pooled Funds | Equity Securities Of Foreign Companies | Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	22,203	[1]	22,639	[1]
Level 2 | Debt Securities | Pooled Funds | Japanese Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	50,604	[2]	61,575	[2]
Level 2 | Debt Securities | Pooled Funds | Foreign Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	13,638	[3]	11,766	[3]
Level 2 | Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	186	[4]	204	[4]
Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	169		316
Level 3 | Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 169	[4]	¥ 316	[4]

[1]	These funds are invested in listed equity securities.
[2]	These funds are invested in approximately 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012, and 85% Japanese government and municipal bonds and 15% Japanese corporate bonds at March 31, 2011.
[3]	These funds are invested in foreign government bonds.
[4]	This class includes the pooled funds which invest in private equity.